Risk/Return Detail Data - FidelityFlexConservativeIncomeBondFund-PRO	Oct. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelityFlexConservativeIncomeBondFund-PRO | Fidelity Flex Conservative Income Bond Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity Flex® Conservative Income Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Flex® Conservative Income Bond Fund seeks to obtain a high level of current income consistent with preservation of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees , such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 72 % of the average value of its portfolio.
Portfolio Turnover, Rate	72.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees paid at the fee-based account or plan level. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in U.S. dollar-denominated money market and high quality investment-grade debt securities of all types, and repurchase agreements for those securities. Potentially entering into reverse repurchase agreements. Managing the fund to have similar overall interest rate risk to the Bloomberg U.S. 3-6 Month Treasury Bill Index. Normally maintaining a dollar-weighted average maturity of one year or less. Normally investing in securities with a maximum maturity of four years. Allocating assets across different market sectors and maturities. Investing more than 25% of total assets in the financial services industries. Investing in domestic and foreign issuers. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level. Visit www.401k.com and log in or www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.401k.com and log in or www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	4.34%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	1.79%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(0.79%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFlexConservativeIncomeBondFund-PRO | Fidelity Flex Conservative Income Bond Fund | Fidelity Flex Conservative Income Bond Fund
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none	[1]
1 year	none
3 years	none
5 years	none
10 years	none
Annual Return, Inception Date	May 31, 2018
2019	3.20%
2020	1.35%
2021	0.25%
2022	1.47%
2023	5.93%
FidelityFlexConservativeIncomeBondFund-PRO | Fidelity Flex Conservative Income Bond Fund | Return Before Taxes | Fidelity Flex Conservative Income Bond Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	5.93%
Past 5 years	2.42%
Since Inception	2.38%	[2]
FidelityFlexConservativeIncomeBondFund-PRO | Fidelity Flex Conservative Income Bond Fund | After Taxes on Distributions | Fidelity Flex Conservative Income Bond Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	3.73%
Past 5 years	1.48%
Since Inception	1.42%	[2]
FidelityFlexConservativeIncomeBondFund-PRO | Fidelity Flex Conservative Income Bond Fund | After Taxes on Distributions and Sales | Fidelity Flex Conservative Income Bond Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	3.48%
Past 5 years	1.45%
Since Inception	1.41%	[2]
FidelityFlexConservativeIncomeBondFund-PRO | Fidelity Flex Conservative Income Bond Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.26%
FidelityFlexConservativeIncomeBondFund-PRO | Fidelity Flex Conservative Income Bond Fund | LB151
Risk/Return:
Label	Bloomberg U.S. 3-6 Month Treasury Bill Index
Past 1 year	5.15%
Past 5 years	1.95%
Since Inception	1.97%

[1]
A The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.

[2]	A From May 31, 2018 .